Related Party Transactions - Transactions with Other Affiliates of Geveran (Details) - Affiliate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party expenses	$ (2,674)	$ (1,902)	$ (3,007)
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party expenses	(312)	(548)	(616)
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Related party expenses	(81)	(84)	(58)
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Related party expenses	(122)	(711)	(1,864)
Frontline Ltd
Related Party Transaction [Line Items]
Related party revenue	17	0	0
Frontline Management AS
Related Party Transaction [Line Items]
Related party expenses	(154)	(336)	(469)
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party expenses	(1,795)	(223)	0
SFL Corporation Ltd
Related Party Transaction [Line Items]
Related party expenses	(2)	0	0
FS Maritime SARL
Related Party Transaction [Line Items]
Related party expenses	$ (225)	$ 0	$ 0